Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 5,052	$ 5,139	$ 14,941	$ 15,825
Non-interest income	7,704	7,781	22,376	20,264
Total revenue	12,756	12,920	37,317	36,089
Provision for credit losses	(540)	675	(526)	3,924
Insurance policyholder benefits, claims and acquisition expense	1,304	1,785	2,859	3,222
Non-interest expense	6,420	6,380	19,341	18,700
Net income (loss) before income taxes	5,572	4,080	15,643	10,243
Income taxes (recoveries)	1,276	879	3,485	2,052
Net income	4,296	3,201	12,158	8,191
Non-interest expense includes:
Depreciation and amortization	643	651	1,912	1,928
Total assets	1,693,540		1,693,540		$ 1,624,548
Total liabilities	1,597,230		1,597,230		1,537,781
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,206	3,079	9,452	9,454
Non-interest income	1,445	1,269	4,289	3,904
Total revenue	4,651	4,348	13,741	13,358
Provision for credit losses	(179)	527	21	2,575
Non-interest expense	1,998	1,985	5,891	5,916
Net income (loss) before income taxes	2,832	1,836	7,829	4,867
Income taxes (recoveries)	719	469	2,015	1,282
Net income	2,113	1,367	5,814	3,585
Non-interest expense includes:
Depreciation and amortization	236	227	689	684
Total assets	538,609		538,609		509,679
Total liabilities	538,555		538,555		509,682
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	682	699	2,014	2,174
Non-interest income	2,742	2,465	8,191	6,978
Total revenue	3,424	3,164	10,205	9,152
Provision for credit losses	(21)	74	(52)	163
Non-interest expense	2,493	2,361	7,551	6,900
Net income (loss) before income taxes	952	729	2,706	2,089
Income taxes (recoveries)	214	167	628	480
Net income	738	562	2,078	1,609
Non-interest expense includes:
Depreciation and amortization	216	223	654	656
Total assets	142,090		142,090		129,706
Total liabilities	142,086		142,086		129,673
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,754	2,212	4,099	4,403
Total revenue	1,754	2,212	4,099	4,403
Provision for credit losses				1
Insurance policyholder benefits, claims and acquisition expense	1,304	1,785	2,859	3,222
Non-interest expense	155	140	444	441
Net income (loss) before income taxes	295	287	796	739
Income taxes (recoveries)	61	71	174	162
Net income	234	216	622	577
Non-interest expense includes:
Depreciation and amortization	15	14	44	43
Total assets	22,130		22,130		21,253
Total liabilities	22,285		22,285		21,311
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	127	89	305	221
Non-interest income	390	395	1,311	1,569
Total revenue	517	484	1,616	1,790
Provision for credit losses	(3)	(4)	(7)	10
Non-interest expense	401	388	1,177	1,182
Net income (loss) before income taxes	119	100	446	598
Income taxes (recoveries)	31	24	115	153
Net income	88	76	331	445
Non-interest expense includes:
Depreciation and amortization	50	56	146	160
Total assets	234,867		234,867		230,695
Total liabilities	234,781		234,781		230,618
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,122	1,335	3,442	3,952
Non-interest income	1,341	1,413	4,447	3,657
Total revenue	2,463	2,748	7,889	7,609
Provision for credit losses	(337)	78	(487)	1,174
Non-interest expense	1,363	1,471	4,272	4,197
Net income (loss) before income taxes	1,437	1,199	4,104	2,238
Income taxes (recoveries)	308	250	837	302
Net income	1,129	949	3,267	1,936
Non-interest expense includes:
Depreciation and amortization	125	131	376	385
Total assets	706,159		706,159		688,054
Total liabilities	705,735		705,735		688,314
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(85)	(63)	(272)	24
Non-interest income	32	27	39	(247)
Total revenue	(53)	(36)	(233)	(223)
Provision for credit losses			(1)	1
Non-interest expense	10	35	6	64
Net income (loss) before income taxes	(63)	(71)	(238)	(288)
Income taxes (recoveries)	(57)	(102)	(284)	(327)
Net income	(6)	$ 31	46	$ 39
Non-interest expense includes:
Depreciation and amortization	1		3
Total assets	49,685		49,685		45,161
Total liabilities	$ (46,212)		$ (46,212)		$ (41,817)